INVENTORY, NET - Inventory Obsolescence Provision (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Inventories [Abstract]
Inventory obsolescence provision - beginning	$ 8	$ 14
Add: increase in provision	3	6
Deduct: inventory obsolescence write off	(3)	(2)
Deduct: dispositions	0	(10)
Impact of foreign exchange	1	0
Inventory obsolescence provision - ending	$ 9	$ 8